Tax - Net deferred tax assets/liabilities by type (Details 3) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net deferred tax assets
Deferred tax assets	SFr 5,522	SFr 5,828
Net operating loss carry-forwards	6,829	6,548
Net operating loss carry-forwards, after allocation of valuation allowances	2,213	2,178
Temporary differences	3,309	3,650
Deferred tax liabilities	394	129
Deferred Tax Assets (Liabilities), Net	5,128	5,699	SFr 6,125
Net deferred tax assets change - Net operating losses	35
Net deferred tax assets change	(571)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(221)
Accumulated undistributed earnings from foreign subsidiaries	5,100
Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	5
Bank
Net deferred tax assets
Deferred tax assets	5,457	5,815
Net operating loss carry-forwards	6,762	6,523
Net operating loss carry-forwards, after allocation of valuation allowances	2,200	2,172
Temporary differences	3,257	3,643
Deferred tax liabilities	152	99
Deferred Tax Assets (Liabilities), Net	5,305	SFr 5,716
Net deferred tax assets change	(411)
Net deferred tax increase/(decrease) related to foreign exchange gains/(losses)	(221)
Accumulated undistributed earnings from foreign subsidiaries	4,600
Bank | Minimum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	0
Bank | Maximum
Net deferred tax assets
Decrease in Unrecognized Tax Benefits is Reasonably Possible	SFr 5